Accounts Receivables, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 111,657	$ 110,260
Less: provision for doubtful receivables	(25,936)	(8,874)	(8,635)
Accounts receivable, net	$ 85,721	$ 101,386